Revenues (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Option	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Revenue [Abstract]
Time charter revenues	$ 86,127	$ 82,949	$ 80,656
Number of options to renew | Option	2
Renewal period	1 year
Nonrelated Party [Member]
Revenue [Abstract]
Time charter revenues	$ 77,160	74,006	73,362
Related Party [Member]
Revenue [Abstract]
Time charter revenues	$ 8,967	$ 8,943	$ 7,294
Minimum [Member]
Revenue [Abstract]
Term of time charter	3 years
Maximum [Member]
Revenue [Abstract]
Term of time charter	15 years